UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

January 31, 2014	(Unaudited)

	Shares	Value (000)
Common Stock (93.4%)
Banks (7.4%)
US Bancorp	237,000	$9,416
Wells Fargo	241,000	10,927

		20,343
Basic Industry (13.2%)
Danaher	150,000	11,159
Honeywell International	145,000	13,228
United Technologies	104,000	11,858

		36,245
Beverages (7.0%)
Anheuser-Busch InBev ADR	115,000	11,027
Diageo	275,000	8,201

		19,228
Energy (3.9%)
Range Resources	126,000	10,860

Food (4.0%)
Nestle ADR	150,000	10,898

Health Care (5.2%)
Baxter International	100,000	6,830
Johnson & Johnson	86,100	7,617

		14,447
Insurance (3.6%)
American International Group	205,000	9,832
Media (10.3%)
Omnicom Group	185,720	13,480
Viacom, Cl B	180,000	14,778

		28,258
Miscellaneous (13.8%)
Berkshire Hathaway, Cl B*	81,550	9,101
Brookfield Asset Management, Cl A	285,000	10,816
Leucadia National	262,410	7,172
Onex	210,150	10,822

		37,911
Miscellaneous Consumer (4.5%)
Reckitt Benckiser Group(1)	165,000	12,373

Real Estate Investment Trust (2.6%)
General Growth Properties	360,000	7,250

Schedule of Investments	FMC Select Fund

January 31, 2014	(Unaudited)

	Shares	Value (000)
Retail (11.4%)
Autozone*	19,700	$9,752
CVS Caremark	197,500	13,375
Target	145,000	8,213

		31,340

Technology (6.5%)
Apple	19,140	9,581
Symantec	385,000	8,243

		17,824
Total Common Stock
(Cost $143,159)		256,809

Short-Term Investment (6.5%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $17,767)	17,766,964	17,767

Total Investments (99.9%)
(Cost $160,926)†		$274,576

Percentages are based on Net Assets (in thousands) of $274,865.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of January 31, 2014.

ADR — American Depositary Receipt

Cl — Class

†	As of January 31, 2014, the tax basis cost of the Fund’s investments was $160,926 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $115,479 and $(1,829), respectively.

As of January 31, 2014, all of the investments for the Fund are Level 1, in accordance with the fair value hierarchy.

During the period ended January 31, 2014, there were no transfers between Level 1 and Level 2 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-2100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014